Filed pursuant to Rule 497
File No. 333-215360

FS INVESTMENT CORPORATION III

Supplement dated October 18, 2017

to

Prospectus dated October 5, 2017

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation III dated October 5, 2017, as previously supplemented and amended (as so supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Risk Factors” beginning on page 42 of the Prospectus (as supplemented and amended by this supplement) before you decide to invest in shares of our common stock.

Prospectus Summary

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—FS Investment Corporation III” by replacing the third sentence of the tenth paragraph thereof in its entirety with the following:

We currently intend to offer to repurchase such shares of common stock on each date of repurchase at a repurchase price equal to the price at which our shares of common stock are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date.

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Risk Factors” by replacing the last sentence of the seventh bullet point thereof in its entirety with the following:

In addition, any such repurchases will be at a repurchase price equal to the price at which our shares of common stock are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date, which price may be less than what you paid for the shares being repurchased.

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Share Repurchase Program” by replacing the second to last sentence of the fourth paragraph thereof in its entirety with the following:

We currently intend to offer to repurchase such shares of common stock on each date of repurchase at a price equal to the price at which our shares of common stock are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date. See “Distribution Reinvestment Plan.”

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Distribution Reinvestment Plan” by replacing the first two sentences of the second paragraph thereof in their entirety with the following:

Prior to the closing of the public offering to which this prospectus relates, we expect to coordinate distribution payment dates so that the Institutional offering price that is used for the weekly closing date on or immediately following such distribution payment date will be the price at which shares of common stock are issued under our distribution reinvestment plan, and your reinvested distributions will purchase shares at a price equal to the Institutional offering price in effect on the date of issuance, and such price may represent a premium to our net asset value per share. Beginning November 29, 2017, cash distributions to participating stockholders will be reinvested in additional shares of common stock at a purchase price determined by our board of directors or a committee thereof, in its sole discretion, that is (i) not less than the net asset value per share determined in good faith by our board of directors or a committee thereof, in its sole discretion, immediately prior to the payment of the distribution and (ii) not more than 2.5% greater than the net asset value per share as of such date.

Questions and Answers About This Offering

This supplement supplements and amends the section of the Prospectus entitled “Questions and Answers About This Offering—Q: Are there any restrictions on the transfer of shares?” by replacing the sixth sentence of the response thereof in its entirety with the following:

In addition, any such repurchases will be at a repurchase price equal to the price at which our shares of common stock are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date.

Distributions

This supplement supplements and amends the section of the Prospectus entitled “Distributions” by replacing the first two sentences of the tenth paragraph thereof in their entirety with the following:

Prior to the closing of the public offering to which this prospectus relates, we expect to coordinate distribution payment dates so that the Institutional offering price that is used for the weekly closing date on or immediately following such distribution payment date will be the price at which shares of common stock are issued under our distribution reinvestment plan, and your reinvested distributions will purchase shares at a price equal to the Institutional offering price in effect on the date of issuance, and such price may represent a premium to our net asset value per share. Beginning November 29, 2017, cash distributions to participating stockholders will be reinvested in additional shares of common stock at a purchase price determined by our board of directors or a committee thereof, in its sole discretion, that is (i) not less than the net asset value per share determined in good faith by our board of directors or a committee thereof, in its sole discretion, immediately prior to the payment of the distribution and (ii) not more than 2.5% greater than the net asset value per share as of such date.

Investment Objectives and Strategies

This supplement supplements and amends the section of the Prospectus entitled “Investment Objectives and Strategies” by replacing the second sentence of the eleventh paragraph thereof in its entirety with the following:

However, we are not obligated to continue to repurchase shares under our share repurchase program and even if we do so, the number of shares we repurchase in each quarterly tender offer will be limited to a certain amount and shares will be repurchased at a repurchase price equal to the price at which our shares of common stock are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date.

This supplement supplements and amends the section of the Prospectus entitled “Investment Objectives and Strategies—Distribution Reinvestment Plan” by replacing the first two sentences of the second paragraph thereof in their entirety with the following:

Prior to the closing of the public offering to which this prospectus relates, we expect to coordinate distribution payment dates so that the Institutional offering price that is used for the weekly closing date on or immediately following such distribution payment date will be the price at which shares of common stock are issued under our distribution reinvestment plan, and your reinvested distributions will purchase shares at a price equal to the Institutional offering price in effect on the date of issuance, and such price may represent a premium to our net asset value per share. Beginning November 29, 2017, cash distributions to participating stockholders will be reinvested in additional shares of common stock at a purchase price determined by our board of directors or a committee thereof, in its sole discretion, that is (i) not less than the net asset value per share determined in good faith by our board of directors or a committee thereof, in its sole discretion, immediately prior to the payment of the distribution and (ii) not more than 2.5% greater than the net asset value per share as of such date.

Distribution Reinvestment Plan

This supplement supplements and amends the section of the Prospectus entitled “Distribution Reinvestment Plan” by replacing the eighth and ninth sentences of the second paragraph thereof in their entirety with the following:

Prior to the closing of the public offering to which this prospectus relates, we expect to coordinate distribution payment dates so that the Institutional offering price that is used for the weekly closing date on or immediately following such distribution payment date will be the price at which shares of common stock are issued under our distribution reinvestment plan, and your reinvested distributions will purchase shares at a price equal to the Institutional offering price in effect on the date of issuance, and such price may represent a premium to our net asset value per share. Beginning November 29, 2017, cash distributions to participating stockholders will be reinvested in additional shares of common stock at a purchase price determined by our board of directors or a committee thereof, in its sole discretion, that is (i) not less than the net asset value per share determined in good faith by our board of directors or a committee thereof, in its sole discretion, immediately prior to the payment of the distribution and (ii) not more than 2.5% greater than the net asset value per share as of such date.

This supplement supplements and amends the section of the Prospectus entitled “Distribution Reinvestment Plan” by replacing the second sentence of the fourth paragraph thereof in its entirety with the following:

The number of shares we will issue to you is currently calculated by dividing the total dollar amount of the distribution payable to you by a price equal to the Institutional offering price at which shares are sold in the offering at the weekly closing conducted on the day of or immediately following the distribution payment date. Beginning November 29, 2017, cash distributions to participating stockholders will be reinvested in additional shares of common stock at a purchase price determined by our board of directors or a committee thereof, in its sole discretion, that is (i) not less than the net asset value per share determined in good faith by our board of directors or a committee thereof, in its sole discretion, immediately prior to the payment of the distribution and (ii) not more than 2.5% greater than the net asset value per share as of such date.

Share Repurchase Program

This supplement supplements and amends the section of the Prospectus entitled “Share Repurchase Program” by replacing the third sentence of the sixth paragraph thereof in its entirety with the following:

We currently intend to offer to repurchase such shares of common stock on each date of repurchase at a repurchase price equal to the price at which our shares of common stock are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date.